FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Rollforward Of Balance Sheet Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans Receivable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Additions	466
Change in fair value recorded in earnings	14
Payments	0
Other	0
Ending balance	480	$ 0
Notes Receivable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Additions	1,332
Change in fair value recorded in earnings	0
Payments	213
Other	0
Ending balance	1,119	0
Deferred and contingent consideration, short-term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,486	0
Additions	0
Change in fair value recorded in earnings	(1,433)	40
Payments	750	0
Other	2,263	2,446
Ending balance	2,566	2,486
Deferred and contingent consideration, long-term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	7,736	6,577
Additions	0
Change in fair value recorded in earnings	342	1,301
Payments		2,304
Other	(2,263)	(2,446)
Ending balance	5,815	7,736
Long-Term Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Additions	1,135
Change in fair value recorded in earnings	3
Ending balance	$ 1,138	$ 0